Cover	Dec. 21, 2022
Cover [Abstract]
Entity Registrant Name	PGI INCORPORATED
Entity Central Index Key	0000081157
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 21, 2022
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-0867735
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	1-6471
Entity Address Address Line 1	212 SOUTH CENTRAL
Entity Address Address Line 2	SUITE 304
Entity Address City Or Town	ST. LOUIS
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63105
City Area Code	314
Local Phone Number	512-8650